Shareholder Report, Holdings (Details) - C000142990	Dec. 31, 2024
Ducommun, Inc.None_264147109
Holdings [Line Items]
Percent of Total Investments	1.89%
Columbus McKinnon Corp.None_199333105
Holdings [Line Items]
Percent of Total Investments	1.87%
Select Water Solutions, Inc.NoneA_81617J301
Holdings [Line Items]
Percent of Total Investments	1.64%
Interface, Inc.None_458665304
Holdings [Line Items]
Percent of Total Investments	1.46%
Magnite, Inc.None_55955D100
Holdings [Line Items]
Percent of Total Investments	1.39%
Photronics, Inc.None_719405102
Holdings [Line Items]
Percent of Total Investments	1.32%
Barrett Business Services, Inc.None_068463108
Holdings [Line Items]
Percent of Total Investments	1.30%
American Coastal Insurance Corp.None_910710102
Holdings [Line Items]
Percent of Total Investments	1.25%
iRadimed Corp.None_46266A109
Holdings [Line Items]
Percent of Total Investments	1.20%
ChromaDex Corp.None_171077407
Holdings [Line Items]
Percent of Total Investments	1.17%
Industrials
Holdings [Line Items]
Percent of Total Investments	21.90%
Health Care
Holdings [Line Items]
Percent of Total Investments	19.60%
Technology
Holdings [Line Items]
Percent of Total Investments	16.70%
Financials
Holdings [Line Items]
Percent of Total Investments	15.30%
Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	10.60%
Energy
Holdings [Line Items]
Percent of Total Investments	4.80%
Utilities
Holdings [Line Items]
Percent of Total Investments	4.30%
Real Estate
Holdings [Line Items]
Percent of Total Investments	2.30%
Consumer Staples
Holdings [Line Items]
Percent of Total Investments	2.10%
Telecommunications
Holdings [Line Items]
Percent of Total Investments	1.50%
Basic Materials
Holdings [Line Items]
Percent of Total Investments	0.90%
Common Stock
Holdings [Line Items]
Percent of Total Investments	98.60%
Money Market Fund
Holdings [Line Items]
Percent of Total Investments	1.40%